15 Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Judicial deposits	R$ 504,190	R$ 528,290
Civil [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	60,233	68,625
Civil [Member] | Customers [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	1,897	1,861
Civil [Member] | Easements [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	5,076	3,280
Civil [Member] | Civil [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	53,260	63,484
Others [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	7,368	5,334
Taxes Claims [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	351,402	369,423
Labor Claims [Member]
Disclosure of fair value measurement of assets [line items]
Judicial deposits	R$ 85,187	R$ 84,908